RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2021
Related Party Transaction [Line Items]
Contributions to equity method investments			$ 83,559	$ 83,559	$ 21,205
Joint Venture [Member]
Related Party Transaction [Line Items]
Contributions to equity method investments				83,559	21,205
Contribution to joint venture		0	83,559
Tubesolar A G [Member] | Long Term Supply And Joint Development Agreement [Member]
Related Party Transaction [Line Items]
Product revenue recognized	$ 0	$ 0
Engineering revenue recognized			$ 512,000
Tubesolar A G [Member] | Long Term Supply And Joint Development Agreement [Member] | Non Recurring Engineering Revenue [Member]
Related Party Transaction [Line Items]
Revenue from related party				512,000
Tubesolar A G [Member] | Long Term Supply And Joint Development Agreement [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenue from related party				$ 3,000	$ 40,000
Co-venturer [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Minority stake percentage	30.00%	30.00%		30.00%
Maximum [Member] | Tubesolar A G [Member] | Long Term Supply And Joint Development Agreement [Member]
Related Party Transaction [Line Items]
Potential non-recurring engineering fees receivable						$ 4,000,000
Potential milestones receivable						13,500,000
Potential Amount from non recurring engineering contract fees						4,000,000
Potential milestone amount from engineering contract costs						$ 13,500,000